Summary of Significant Accounting Policies (Details) (USD $)	Mar. 31, 2014
Liabilities
Derivative liability	$ 3,534,887
Level 3 [Member]
Liabilities
Derivative liability	9,640,069
Total liabilities	$ 9,640,069